Subsequent Events - Additional Information (Detail)			1 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 03, 2017 USD ($) $ / shares	Jan. 06, 2017 USD ($)	Jan. 31, 2017 USD ($) Employee shares	Dec. 31, 2016 USD ($)	Apr. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Feb. 29, 2016 $ / shares	Dec. 31, 2015 USD ($)	Nov. 30, 2014 $ / shares	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Final payment due on date of maturity										$ 712,500
Cash and cash equivalents				$ 8,542,000			$ 8,542,000	$ 35,808,000		$ 23,052,000		$ 25,681,000
Exercise price of warrants per share | $ / shares									$ 0.42		$ 0.75
Transaction-related expenses							301,000	$ 271,000
Accrued transaction-related expenses				248,000			$ 248,000
Fifth Amendment to Loan Agreement and Third Amendment to Warrant Agreement with Hercules [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt prepayment charges on principal balance		2.00%
Final payment due on date of maturity		$ 712,500
Loan agreement amendment date	Mar. 03, 2017
Loan agreement maturity date	Jan. 01, 2019
Execution of amendment fee paid	$ 50,000
Warrant agreement description	Warrant exercise price, which currently is $0.275 per share, will be reduced to the lesser of (a) $0.10 per share and (b) if the closing market price of our common stock is lower than $0.10 per share for three consecutive days between January 6, 2017 and the date of the consummation of the merger with Savara, the lowest three-day volume-weighted average price of our common stock during that period.
Exercise price of warrants per share | $ / shares	$ 0.275
Fifth Amendment to Loan Agreement and Third Amendment to Warrant Agreement with Hercules [Member] | Subsequent Event [Member] | Maximum [Member] | Amendment to Warrant Agreement [Member]
Subsequent Event [Line Items]
Exercise price of warrants per share | $ / shares	$ 0.10
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Total amount of cash payable			$ 156,000
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Description of vesting rights			All of the RSUs were granted under the 2015 Plan in January 2017. Each RSU represents a right to receive one share of our common stock. Vesting of these RSUs is contingent upon consummation of the proposed merger with Savara on or before July 6, 2017.
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | Executive Officers [Member]
Subsequent Event [Line Items]
Percentage of bonus payable			50.00%
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | 2015 Plan [Member] | Executive Officers [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Percentage of bonus payable for stock units			50.00%
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | 2015 Plan [Member] | Non-Employee Directors [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of employees nominated for retention/performance bonus | Employee			4
Number of shares granted | shares			234,965
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | 2015 Plan [Member] | Full-Time Employees Directors [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares granted | shares			3,865,964
2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Total number of shares of common stock issuable upon vesting of RSUs | shares			980,538
Victoria Merger Corp. [Member] | Fifth Amendment to Loan Agreement and Third Amendment to Warrant Agreement with Hercules [Member] | Scenario Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Cash and cash equivalents					$ 4,000,000	$ 2,000,000
Targeted proceeds from issuance or sale of equity and debt financing					$ 6,000,000	$ 20,000,000
Savara Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash severance payments			$ 1,800,000
Savara Inc. [Member] | 2017 Compensation and Grants of Restricted Stock Awards [Member] | Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Compensation percentage criteria description			Retention/performance bonus for our seven full-time employees in order to reward and incentivize them to continue their efforts to help our company achieve its goals through the consummation of the proposed merger with Savara. For our executive officers, this bonus is payable 50% in a single-sum cash payment and 50% in a grant of restricted stock units (“RSUs”) under the 2015 Plan. For our employees, this bonus is payable in a single-sum cash payment.
Savara Inc. [Member]
Subsequent Event [Line Items]
Merger agreement, effective date							Jan. 06, 2017
Estimated transaction-related expenses							$ 2,600,000
Transaction-related expenses				301,000
Accrued transaction-related expenses				$ 200,000			$ 200,000